FINANCING RECEIVABLES - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Past Due Financing Receivable
Troubled debt restructurings of financing receivables	$ 0	$ 0
Total Lease Receivable and Loan Receivable Portfolio Segments
Past Due Financing Receivable
Fully Reserved Financing Receivables	239	271
Less than 90 Days or Unbilled Financing Receivables	18,930	17,740
Total Financing Receivables	19,259	18,073
Recorded Investment > 90 Days and Accruing	508	253
Total Lease Receivable and Loan Receivable Portfolio Segments | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	91	62
Total Lease Receivable and Loan Receivable Portfolio Segments | Americas
Past Due Financing Receivable
Total Financing Receivables	10,626	10,015
Total Lease Receivable and Loan Receivable Portfolio Segments | EMEA
Past Due Financing Receivable
Total Financing Receivables	4,946	4,480
Total Lease Receivable and Loan Receivable Portfolio Segments | Asia Pacific
Past Due Financing Receivable
Total Financing Receivables	3,687	3,578
Lease receivables
Past Due Financing Receivable
Fully Reserved Financing Receivables	62	89
Less than 90 Days or Unbilled Financing Receivables	6,493	6,216
Total Financing Receivables	6,593	6,336
Recorded Investment > 90 Days and Accruing	225	111
Lease receivables | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	37	31
Lease receivables | Americas
Past Due Financing Receivable
Fully Reserved Financing Receivables	29	20
Less than 90 Days or Unbilled Financing Receivables	3,852	3,793
Total Financing Receivables	3,911	3,830
Recorded Investment > 90 Days and Accruing	197	66
Lease receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	30	17
Lease receivables | EMEA
Past Due Financing Receivable
Fully Reserved Financing Receivables	5	10
Less than 90 Days or Unbilled Financing Receivables	1,340	1,159
Total Financing Receivables	1,349	1,171
Recorded Investment > 90 Days and Accruing	5	6
Lease receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	3	2
Lease receivables | Asia Pacific
Past Due Financing Receivable
Fully Reserved Financing Receivables	28	59
Less than 90 Days or Unbilled Financing Receivables	1,301	1,264
Total Financing Receivables	1,333	1,335
Recorded Investment > 90 Days and Accruing	23	40
Lease receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	5	12
Loan receivables
Past Due Financing Receivable
Fully Reserved Financing Receivables	176	182
Less than 90 Days or Unbilled Financing Receivables	12,437	11,524
Total Financing Receivables	12,667	11,737
Recorded Investment > 90 Days and Accruing	283	141
Loan receivables | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	53	31
Loan receivables | Americas
Past Due Financing Receivable
Fully Reserved Financing Receivables	96	90
Less than 90 Days or Unbilled Financing Receivables	6,581	6,075
Total Financing Receivables	6,715	6,185
Recorded Investment > 90 Days and Accruing	254	80
Loan receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	39	19
Loan receivables | EMEA
Past Due Financing Receivable
Fully Reserved Financing Receivables	35	5
Less than 90 Days or Unbilled Financing Receivables	3,551	3,299
Total Financing Receivables	3,597	3,309
Recorded Investment > 90 Days and Accruing	17	15
Loan receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	12	5
Loan receivables | Asia Pacific
Past Due Financing Receivable
Fully Reserved Financing Receivables	46	87
Less than 90 Days or Unbilled Financing Receivables	2,305	2,150
Total Financing Receivables	2,354	2,243
Recorded Investment > 90 Days and Accruing	12	46
Loan receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	$ 3	$ 6